Exhibit 99.1

Independent Accountants’ Report on Applying Agreed-Upon Procedures

Consumer Portfolio Services, Inc. (the ”Company”)
Citigroup Global Markets Inc.

Credit Suisse Securities (USA) LLC

(together, the “Specified Parties”)

Re: CPS Auto Receivables Trust 2018-A, Asset-Backed Notes (the ”Notes”)

We have performed the procedures described below, which were agreed to by the Specified Parties, on the specified attributes identified by the Company in an electronic data file entitled “bb.Pool 2018-A 120117 Indicative.xlsx” provided by the Company on December 7, 2017, containing information related to 3,968 automobile retail installment sale contracts (“Receivables”) and their attributes as of December 1, 2017 (the “Preliminary Data File”), which we were informed are intended to be included as collateral in the offering of the Notes. The Company is responsible for the specified attributes identified by the Company in the Preliminary Data File. The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Unless otherwise indicated, the following definitions have been adopted in presenting our procedures and findings:

•	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise noted. Such compared information was deemed to be in agreement if differences were attributable to rounding.

•	The term “rounding” means that dollar amounts and percentages were within $1.00 and 0.1%, respectively.

•	The term “Title Document” means a scanned image of the Certificate of Title, Application for Title, Application for Certificate of Ownership, Dealer Guarantee of Title Delivery, Application for Registration, Dealer’s Report of Sale, Application for Dealer Assignment, Lien Entry Form, or Vehicle Dealer Temporary Permit (Certificate of Fact).

•	The term “Receivable File” means any file containing some or all of the following documents: Installment Sale Contract (which includes any related Addendum to the Installment Sale Contract and/or Retail Installment Sale Contract Simple Interest Finance Change letter), Federal Truth in Lending Disclosure Statement (within Installment Sale Contract or as a stand-alone document for direct loans), Title Document, Agreement to Provide Insurance Form, Insurance Verification Form, Insurance Verification system screen shot, and/or Credit Application. The Receivable File, provided to us by the Company, was represented to be a scanned image of the original Receivable File. The Receivable File was accessed through the Company’s data imaging system using one of the Company’s computer terminals. We make no representation regarding the validity, enforceability, or authenticity of the information in the Receivable File.

KPMG LLP is a Delaware limited liability partnership and the U.S. member firm of the KPMG network of independent member firms affiliated with KPMG International Cooperative
(“KPMG International”), a Swiss entity.

We performed the following procedures:

A.	The Company instructed us to select a random sample of 150 Receivables from the Preliminary Data File (the “Sample Receivables”). A listing of the Sample Receivables is attached hereto as Exhibit A. For purposes of this procedure, the Company did not inform us as to the basis for how they selected the number of Receivables we were instructed to randomly select from the Preliminary Data File.

B.	For each Sample Receivable, we compared the specified attributes listed below contained in the Preliminary Data File to the corresponding information in the respective Receivable File. The Company indicated that the absence of any of the specified documents in the Receivable File or the inability to agree the indicated information from the Preliminary Data File to the Receivable File for each of the specified attributes, utilizing instructions provided by the Company (as applicable) indicated below, constituted an exception. The Receivable File documents are listed in the order of priority until such attribute was agreed.

Attribute	Receivable File
Obligor’s First Name and Last Name	Installment Sale Contract (or for a direct loan, Federal Truth in Lending Disclosure Statement). For Sample Receivable #94, the Obligor’s First Name stated in the Preliminary Data File was different than the information stated in the Installment Sale Contract by one letter. The Company instructed us to compare the Obligor’s First Name stated in the Preliminary Data File to the corresponding information stated on the Title Document, Proof of Insurance, and Signed Credit Application.

Contract Date	Installment Sale Contract (or for a direct loan, Federal Truth in Lending Disclosure Statement)

Original Term	Installment Sale Contract (or for a direct loan, Federal Truth in Lending Disclosure Statement)

Original Amount Financed	Installment Sale Contract (or for a direct loan, Federal Truth in Lending Disclosure Statement)

Scheduled Monthly Payment Amount	Installment Sale Contract (or for a direct loan, Federal Truth in Lending Disclosure Statement).

Annual Percentage Rate (“APR”)	Installment Sale Contract (or for a direct loan, Federal Truth in Lending Disclosure Statement).
Vehicle Type (New or Used)	Installment Sale Contract (or for a direct loan, Federal Truth in Lending Disclosure Statement)

Vehicle Make	Installment Sale Contract (or for a direct loan, Federal Truth in Lending Disclosure Statement). For Sample Receivable #126, refer to discussion in the “Vehicle Model” procedure below.

Page Three

Vehicle Model	Installment Sale Contract (or for a direct loan, Federal Truth in Lending Disclosure Statement). For Sample Receivable #126, the Vehicle Make and Vehicle Model stated in the Preliminary Data File were “RAM” and “1500,” respectively. The Vehicle Make and Vehicle Model stated in the Installment Sale Contract were “Dodge” and “RAM 1500,” respectively. The Company instructed us to consider the information to be in agreement given the establishment of the RAM brand in 2010 as a spin-off from the Dodge brand.

The information regarding the Sample Receivables was found to be in agreement with the respective information appearing in the Receivable Files.

C.	In addition to the procedures described in above, for each Sample Receivable, we observed the presence of the following in the Receivable File:

•	Title Document. We were instructed by the Company to observe that the Company’s name appeared on the Title Document as the Lien Holder, Owner, Security Interest Holder, or Secured Party. The Company informed us that “CPS, Inc.,” “CPS,” “Consumer Portfolio Services,” “Consumer Portfolio Services, Inc.,” “Consumer Portfolio Svcs,” “Consumer Portfolio Serv,” “Consumer Port. Ser.,” “Consumer Portfolio Servic,” “Consumer Portfolio SVCS Q85,” and “C.P.S. Inc.” were acceptable names for the Company.

•	Proof of Insurance. The Company informed us that an Agreement to Provide Insurance, Insurance Verification Form, or a screenshot from the Company’s Insurance Verification system, each listing an insurance company name, were acceptable proof of insurance.

•	Signed Credit Application (not applicable to direct loans). We make no representation regarding the authenticity of the obligor’s signature(s).

There were no conclusions that resulted from the procedures.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes identified by the Company in the Preliminary Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to the Specified Parties.

The procedures performed were applied based on the information included in the Preliminary Data File and information and instructions provided by the Company, without verification or evaluation of such information and instructions by us; therefore, we express no opinion or any other form of assurance regarding (i) the physical existence of the Receivables, (ii) the reasonableness of the information and instructions provided by the Company, (iii) the reliability or accuracy of the Preliminary Data File, the Receivable Files, or data and documents furnished to us by the Company which were used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Receivables to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Receivables being securitized, (iii) the compliance of the originator of the Receivables with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Receivables that would be material to the likelihood that the issuer of the asset-backed security will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by a nationally recognized statistical rating organization (“NRSRO”).

The terms of our engagement are such that we have no obligation to update this report because of events and transactions that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and NRSROs, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ KPMG LLP

Irvine, California

December 22, 2017

Exhibit A

The Sample Receivables
Sample Receivable #	Receivable Number [1]	Sample Receivable #	Receivable Number [1]	Sample Receivable #	Receivable Number [1]

1	2018A001	51	2018A051	101	2018A101
2	2018A002	52	2018A052	102	2018A102
3	2018A003	53	2018A053	103	2018A103
4	2018A004	54	2018A054	104	2018A104
5	2018A005	55	2018A055	105	2018A105
6	2018A006	56	2018A056	106	2018A106
7	2018A007	57	2018A057	107	2018A107
8	2018A008	58	2018A058	108	2018A108
9	2018A009	59	2018A059	109	2018A109
10	2018A010	60	2018A060	110	2018A110
11	2018A011	61	2018A061	111	2018A111
12	2018A012	62	2018A062	112	2018A112
13	2018A013	63	2018A063	113	2018A113
14	2018A014	64	2018A064	114	2018A114
15	2018A015	65	2018A065	115	2018A115
16	2018A016	66	2018A066	116	2018A116
17	2018A017	67	2018A067	117	2018A117
18	2018A018	68	2018A068	118	2018A118
19	2018A019	69	2018A069	119	2018A119
20	2018A020	70	2018A070	120	2018A120
21	2018A021	71	2018A071	121	2018A121
22	2018A022	72	2018A072	122	2018A122
23	2018A023	73	2018A073	123	2018A123
24	2018A024	74	2018A074	124	2018A124
25	2018A025	75	2018A075	125	2018A125
26	2018A026	76	2018A076	126	2018A126
27	2018A027	77	2018A077	127	2018A127
28	2018A028	78	2018A078	128	2018A128
29	2018A029	79	2018A079	129	2018A129
30	2018A030	80	2018A080	130	2018A130
31	2018A031	81	2018A081	131	2018A131
32	2018A032	82	2018A082	132	2018A132
33	2018A033	83	2018A083	133	2018A133
34	2018A034	84	2018A084	134	2018A134
35	2018A035	85	2018A085	135	2018A135
36	2018A036	86	2018A086	136	2018A136
37	2018A037	87	2018A087	137	2018A137
38	2018A038	88	2018A088	138	2018A138
39	2018A039	89	2018A089	139	2018A139
40	2018A040	90	2018A090	140	2018A140
41	2018A041	91	2018A091	141	2018A141
42	2018A042	92	2018A092	142	2018A142
43	2018A043	93	2018A093	143	2018A143
44	2018A044	94	2018A094	144	2018A144
45	2018A045	95	2018A095	145	2018A145
46	2018A046	96	2018A096	146	2018A146
47	2018A047	97	2018A097	147	2018A147
48	2018A048	98	2018A098	148	2018A148
49	2018A049	99	2018A099	149	2018A149
50	2018A050	100	2018A100	150	2018A150

____________________________

1 The Company has assigned a unique eight digit Customer Account Number to each Receivable in the Preliminary Data File. The Receivable Numbers referred to in this Exhibit are not the Customer Account Numbers.